Schedule of Derivative Instruments in Statement of Financial Position, Fair Value (Details) (USD $)	9 Months Ended
Dec. 31, 2013
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 1	$ 158,199
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 2	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 3	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 4	158,199
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 5	341,801
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 6	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 7	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 8	341,801
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 9	500,000
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 10	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 11	0
Derivative Liability Schedule Of Derivative Instruments In Statement Of Financial Position, Fair Value 12	$ 500,000